INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

Note 8 — INTANGIBLE ASSETS, NET

The following is a summary of intangible assets as of June 30, 2024 and 2023:

	As of June 30,
	2024	2023
Royalty	$4,850,373	$4,861,171
Developed games	3,071,227	2,776,440
Copyright	137,600	137,906
Total intangible assets	8,059,200	7,775,517
Less: accumulated amortization	(2,766,074)	(2,008,044)
Intangible assets, net	$5,293,126	$5,767,473

Amortization expenses were $766,923 and currency translation differences were $8,893 for the year ended June 30, 2024.

Amortization expenses were $832,080 and currency translation differences were $134,105 for the year ended June 30, 2023.

For the years ended June 30, 2024 and 2023, the Company did not record any impairment loss of intangible assets.